PROMISSORY NOTE- RELATED PARTY (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Mar. 15, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Short-Term Debt [Line Items]
Debt instrument, interest rate						12.50%
Line of credit, current						$ 28,855,000
March 2023 Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense, debt		$ 0	$ 0	$ 0	$ 23,000
Previously Reported [Member]
Short-Term Debt [Line Items]
Line of credit, current
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 1,000,000.0
Debt instrument,effective date	Feb. 27, 2023
Debt instrument, matured date	Mar. 31, 2024
Debt instrument, interest rate	10.00%